Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments	$ (851)	$ 3,201
Cash Payment Of Fair Value Remeasurement	1,312	2,531
Gain (loss) on derivative instruments	$ (2,163)	$ 670